Long-term investment (Details 1)	6 Months Ended
Jun. 30, 2018 USD ($)
Schedule of Cost-method Investments [Line Items]
Balance as of January 1, 2018	$ 979,721
Impairment on cost method investments	0
Exchange translation adjustment	78,224
Balance as of June 30, 2018 (Unaudited)	$ 1,057,945